Share capital (Detail Textuals) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Dec. 14, 2018 shares	Apr. 14, 2017 CNY (¥)	Nov. 15, 2018 CNY (¥)	Nov. 15, 2018 USD ($)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 ¥ / shares shares	Dec. 18, 2018 $ / shares	Nov. 19, 2018 $ / shares shares	Jan. 26, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 ¥ / shares shares
Share Capital [Line Items]
Common stock, shares authorized												24,982,901,300	24,982,901,300
Common stock, par value (in dollars per share) | $ / shares						$ 0.000002					$ 0.000002	$ 0.000002
Common stock, share issued											48,392,050	48,392,050	48,392,050
Common stock, share outstanding												48,392,050	48,392,050
Dividend payment | ¥		¥ 32,228
Date of dividend declared		Apr. 14, 2017
Common Stock, Voting Rights					The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to five vote per share and is convertible into one Class A ordinary share at any time by the holder thereof	The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to five vote per share and is convertible into one Class A ordinary share at any time by the holder thereof
Proceeds from IPO					¥ 302,670	$ 44,021	¥ 361,951
Underwriter
Share Capital [Line Items]
Issuance of ADS to underwriters on exercise of options	456,427
Exercise price per ADS | $ / shares									$ 10.00
IPO
Share Capital [Line Items]
Deferred initial public offer cost			¥ 25,528	$ 3,713
Over-allotment
Share Capital [Line Items]
Proceeds from IPO			¥ 311,931	$ 45,368
Series A preferred shares
Share Capital [Line Items]
Dividend payment | ¥					¥ 4,602
Date of dividend declared					Apr. 14, 2017	Apr. 14, 2017
Dividends payable, amount per share (in dollars per share) | ¥ / shares								¥ 0.50
Series A+ preferred shares
Share Capital [Line Items]
Dividend payment | ¥					¥ 920
Date of dividend declared					Apr. 14, 2017	Apr. 14, 2017
Dividends payable, amount per share (in dollars per share) | ¥ / shares								0.50
Series B preferred shares
Share Capital [Line Items]
Dividend payment | ¥					¥ 1,534
Date of dividend declared					Apr. 14, 2017	Apr. 14, 2017
Dividends payable, amount per share (in dollars per share) | ¥ / shares								0.50
Series C redeemable convertible preferred shares
Share Capital [Line Items]
Dividend payment | ¥					¥ 1,548
Date of dividend declared					Apr. 14, 2017	Apr. 14, 2017
Dividends payable, amount per share (in dollars per share) | ¥ / shares								0.50
Class A ordinary shares
Share Capital [Line Items]
Common stock, par value (in dollars per share) | ¥ / shares								¥ 0.000002					¥ 0.000002
Common stock, share issued						35,375,777		35,375,777
Common stock, share outstanding						35,375,777		35,375,777
Class A ordinary shares | Underwriter
Share Capital [Line Items]
Issuance of ADS to underwriters on exercise of options	456,427
Class A ordinary shares | IPO
Share Capital [Line Items]
Common stock, share issued						13,320,650		13,320,650
Common stock, share outstanding						13,320,650		13,320,650
Number of convertible preferred shares										17,098,700
Class B ordinary shares
Share Capital [Line Items]
Common stock, par value (in dollars per share) | ¥ / shares								¥ 0.000002					¥ 0.000002
Common stock, share issued						35,071,400		35,071,400
Common stock, share outstanding						35,071,400		35,071,400
Issuance of ADS to underwriters on exercise of options					4,956,427	4,956,427
Ordinary shares
Share Capital [Line Items]
Dividend payment | ¥					¥ 23,624
Date of dividend declared					Apr. 14, 2017	Apr. 14, 2017
Dividends payable, amount per share (in dollars per share) | ¥ / shares								¥ 0.50
Ordinary shares | Class A ordinary shares | IPO
Share Capital [Line Items]
Common stock, share issued										4,500,000
Exercise price per ADS | $ / shares										$ 10.00